                                   UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549


                                     FORM 10-D

                                Asset-Backed Issuer
              Distribution Report Pursuant to Section 13 or 15(d) of
                         The Securities Exchange Act of 1934


                     For the monthly distribution period from
                          April  1, 2007 to April 30, 2007

        Commission File Number of issuing entity:  000-23108

                            DISCOVER CARD MASTER TRUST I
             (Exact name of issuing entity as specified in its charter)


        Commission File Number of depositor:  000-23108

                                   Discover Bank
               (Exact name of depositor as specified in its charter)

                                   Discover Bank
                (Exact name of sponsor as specified in its charter)

        Delaware                                        51-0020270
        (State or jurisdiction of Incorporation or      (IRS Employer
        organization of the issuing entity)             Identification No.)


        c/o Discover Bank
        12 Read's Way
        New Castle, Delaware                                           19720
        (Address of principal executive offices of the            (Zip Code)
        issuing entity)


                                   (302) 323-7434
                      (Telephone Number, including area code)


        Title of Class    Registered/reporting pursuant to (check one)

        Credit Card Pass-Through Certificates           Section 15(d)
                                                          x


        Each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is subject to the reporting requirements on Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is set forth in Item 1 hereof.


        Indicate by check mark whether the registrant (1) has filed all reports required by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements
        for the past 90 days.  Yes x   No ___

PART I  DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

Delay of Commencement of Accumulation Period: On April 30, 2007, Discover Bank, pursuant to the Amended and Restated Pooling and Servicing Agreement, dated as of November 3, 2004, as amended, by and between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee (the "Pooling and Servicing Agreement") and the applicable series supplements thereto, excercised its right to delay the Accumulation Period (as defined in the applicable series supplements to the Pooling and Servicing Agreement) for Series 1998-5. The Accumulation Period for Series 1998-5, which was scheduled to commence on June 1, 2007 (the first day of the Due Period related to the July 2007 Distribution Date), will be delayed until December 1, 2007 (the first day of the Due Period related to the January 2008 Distribution Date).


Pool and performance data with respect to the receivables that comprise the assets of the Discover Card Master Trust I (the "Trust") and the publicly issued and outstanding series of the Trust are set forth in the attached Monthly Certificateholders' Statements, as follows:



(A)   Series 1996-4:
On May 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for April 2007 with respect to Series 1996-4, which is attached as Exhibit 99(a) hereto.

(B)   Series 2000-4:
On May 15, 2007, the Registrant made available the Monthly
Certificateholders' Statement for April 2007 with respect to Series 2000-4, which is attached as Exhibit 99(b) hereto.
May 15, 2007 is also the date on which holders of Class A
Certificates received final payment of principal and interest.
Accordingly, no further Monthly Certificateholders' Statements will be forwarded to Class A Certificateholders.


(C)   Series 2000-7:
On May 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for April 2007 with respect to Series 2000-7, which is attached as Exhibit 99(c) hereto.

(D)   Series 2001-1:
On May 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for April 2007 with respect to Series 2001-1, which is attached as Exhibit 99(d) hereto.

(E)   Series 2002-2:
On May 15, 2007, the Registrant made available the Monthly Certificateholders' Statement for April 2007 with respect to Series 2002-2, which is attached as Exhibit 99(e) hereto.
May 15, 2007 is also the date on which holders of Class B Certificates received final payment of principal and interest (holders of the Class A Certificates received final payment of principal and interest on April 16, 2007).
Accordingly, Series 2002-2 terminated after the final payment on May 15, 2007 and no further Monthly Certificateholders' Statements will be forwarded to Certificateholders of this Series.


(F)   Series 2002-3:
On May 15, 2007, the Registrant made available the Monthly
Certificateholders' Statement for April 2007 with respect to Series 2002-3, which is attached as Exhibit 99(f) hereto.
May 15, 2007 is also the date on which holders of Class A
Certificates received final payment of principal and interest.
Accordingly, no further Monthly Certificateholders' Statements will be forwarded to Class A Certificateholders.


(G)   Series 2003-1, Subseries 3:
On May 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for April 2007 with respect to Series 2003-1, Subseries 3, which is attached as Exhibit 99(g) hereto.

(H)   Series 2003-2:
On May 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for April 2007 with respect to Series 2003-2, which is attached as Exhibit 99(h) hereto.

(I)   Series 2003-3:
On May 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for April 2007 with respect to Series 2003-3, which is attached as Exhibit 99(i) hereto.

(J)   Series 2003-4, Subseries 1:
On May 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for April 2007 with respect to Series 2003-4, Subseries 1, which is attached as Exhibit 99(j) hereto.

(K)   Series 2003-4, Subseries 2:
On May 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for April 2007 with respect to Series 2003-4, Subseries 2, which is attached as Exhibit 99(k) hereto.

(L)   Series 2004-1:
On May 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for April 2007 with respect to Series 2004-1, which is attached as Exhibit 99(l) hereto.

(M)   Series 2004-2, Subseries 1:
On May 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for April 2007 with respect to Series 2004-2, Subseries 1, which is attached as Exhibit 99(m) hereto.

(N)   Series 2004-2, Subseries 2:
On May 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for April 2007 with respect to Series 2004-2, Subseries 2, which is attached as Exhibit 99(n) hereto.

(O)   Series 2005-1:
On May 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for April 2007 with respect to Series 2005-1, which is attached as Exhibit 99(o) hereto.

(P)   Series 2005-2:
On May 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for April 2007 with respect to Series 2005-2, which is attached as Exhibit 99(p) hereto.

(Q)   Series 2005-3:
On May 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for April 2007 with respect to Series 2005-3, which is attached as Exhibit 99(q) hereto.

(R)   Series 2005-4, Subseries 1:
On May 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for April 2007 with respect to Series 2005-4, Subseries 1, which is attached as Exhibit 99(r) hereto.

(S)   Series 2005-4, Subseries 2:
On May 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for April 2007 with respect to Series 2005-4, Subseries 2, which is attached as Exhibit 99(s) hereto.

(T)   Series 2006-1, Subseries 1:
On May 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for April 2007 with respect to Series 2006-1, Subseries 1, which is attached as Exhibit 99(t) hereto.

(U)   Series 2006-1, Subseries 2:
On May 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for April 2007 with respect to Series 2006-1, Subseries 2, which is attached as Exhibit 99(u) hereto.

(V)   Series 2006-2, Subseries 1:
On May 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for April 2007 with respect to Series 2006-2, Subseries 1, which is attached as Exhibit 99(v) hereto.

(W)   Series 2006-2, Subseries 2:
On May 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for April 2007 with respect to Series 2006-2, Subseries 2, which is attached as Exhibit 99(w) hereto.

(X)   Series 2006-2, Subseries 3:
On May 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for April 2007 with respect to Series 2006-2, Subseries 3, which is attached as Exhibit 99(x) hereto.

(Y)   Series 2006-3:
On May 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for April 2007 with respect to Series 2006-3, which is attached as Exhibit 99(y) hereto.

(Z)   Series 2007-1:
On May 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for April 2007 with respect to Series 2007-1, which is attached as Exhibit 99(z) hereto.

(AA)  Series 2007-2:
On May 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for April 2007 with respect to Series 2007-2, which is attached as Exhibit 99(aa) hereto.


   PART II OTHER INFORMATION
   Item 3.Sales of Securities and Use of Proceeds

   Series 2007-2


   On April 4, 2007, $750,000,000 aggregate principal amount of Series 2007-2 Floating Rate Class A, Credit Card
   Pass-Through Certificates,and $39,474,000 aggregate principal amount of Series 2007-2 Floating Rate Class B, Credit Card
   Pass-Through Certificates of the Trust were issued pursuant to the Pooling and Servicing Agreement, and Series Supplement for Series 2007-2, dated as of April 4, 2007, between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee
   (the "2007-2 Series Supplement"). The issuance was underwritten by Morgan Stanley & Co. Incorporated, as lead underwriter, and by Banc of America Securities LLC, Barclays Capital Inc.,Deutsche Bank Securities Inc.,Greenwich Capital Markets,Inc., and RBC Capital Markets Corporation, as co-underwriters, pursuant to the Underwriting Agreement between Discover Bank and Morgan Stanley & Co. Incorporated, dated July 21, 2006 and related Terms Agreement, dated March 28, 2007.

   Series 2007-2 shall not be subordinated in right of payment to any other series or subseries. For Series 2007-2, the Class B Certificates rank junior to the Class A Certificates. Series 2007-2 does not have subseries.


   The Trust allocates collections and interchange among the series, including each subseries, based on each series' investor interest in receivables. The Trust also allocates receivables that Discover
   Bank has charged off as uncollectible to each series or subseries based on the investor interest in the receivables. The 2007-2 Series Supplement specifies the percentage of these allocations to each class in Series 2007-2 at each point in time. These percentages vary based on a number of factors, including whether the Trust has started to pay principal to investors in a series or subseries and, as applicable, certain credit enhancement features. The class percentage may, under certain circumstances, differ for finance charge collections, principal collections, interchange and charged-off amounts. The Trust generally uses finance charge collections (including recoveries on charged-off accounts), interchange and investment income to pay interest, serviving fees and to reimburse certificateholders for charged-off receivables allocated to them. The Trust generally uses principal collections to either pay principal to investors or to pay Discover
   Bank in exchange for new receivables that cardmembers have generated on the accounts that are part of the Trust.


   In general, the Trust will use each series' or subseries' share of collections and other income to make required payments to investors, to pay its servicing fees and to reimburse its share of charged-off amounts. If Series 2007-2 has more collections and other income than it needs in any month, the Trust may make the excess collections and other income available to other series or subseries so that those series or subseries may make their payments. If Series 2007-2 does not have enough collections and other income in any month, the Trust may use excess collections and other income, including interchange, available from other series or subseries to make payments for Series 2007-2.


   Discover Bank, in its capacity as "Seller" under the Pooling and Servicing Agreement, may from time to time direct the trustee to issue new series of certificates, or increase the size of a series by issuing additional certificates, subject to certain requirements, including confirmation from rating agencies that such new issuance would not result in the reduction or downgrade of the ratings of any class of any series then outstanding.



   The approval of, or notification to, outstanding certificateholders of the Trust is not required in connection with a new issuance. In addition, Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates to be added to the Trust or convey interests in other credit card receivables pools to the Trust. In addition, Discover Bank will be required to designate additional credit card accounts to be added to the Trust if the aggregate amount of principal receivables in the Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for all series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates.


   Series 2005-A

   On April 16, 2007, the aggregate principal amount of Class A Cetificates of Series 2005-A (the "Series 2005-A Certificates") was increased from $750,000,000 to $1,000,000,000 (the "Increased Interest") and the facility limit was increased from $1,000,000,000 to $2,000,000,000. The Increased Interest was sold at par value, with no applicable underwriting discounts or commisions. The Series 2005-A Certificates were issued pursuant to the Pooling and Servicing Agreement, the Series Supplement for
   Series 2005-A, dated as of November 29, 2005, between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee (the "2005-A Series Supplement") and were sold on such date to two purchasers in reliance upon the exemption contained in Section4(2) of the Securities Act of 1933, as amended. Series 2005-A consists of a single class of certificates. Interest to be paid on the Series 2005-A Certificates is based on a floating rate which is gererally related to the pass-through costs of the purchaser's commercial paper program, plus a margin, but may be based on LIBOR or the prime rate in limited circumstances. The expected maturity date for the outstanding
   Series 2005-A Certificates is November 17, 2008 and the series termination date is expected to be May 17, 2011, unless it is extended in accordance with the 2005-A Series Supplement.

   The Trust allocates collections and interchange among the series, including Series 2005-A, based on each series' investor interest in receivables. The Trust also allocates receivables that Discover Bank has charged off as uncollectible to series based on the investor interest in the receivables. The 2005-A Series Supplement specifies the percentage of these allocations to the Series 2005-A at each point in time. These percentages vary based on a number of factors, including whether the Trust has started to pay principal to investors in a series or subseries, and as applicable, certain credit enhancement features. The class percentage may, under certain circumstances, differ for finance charge collections, principal collections, interchange and charged-off amounts. The Trust generally uses finance charge collections (including recoveries on charged-off accounts), interchange and investment income to pay interest, serviving fees and to reimburse certificateholders for charged-off receivables allocated to them. The Trust generally uses principal collections to either pay principal to investors or to pay Discover
   Bank in exchange for new receivables that cardmembers have generated on the accounts that are part of the Trust.

   In general, the Trust will use each series' or subseries' share of collections and other income to make required payments to investors, to pay its servicing fees and to reimburse its share of charged-off amounts. If Series 2005-A has more collections and other income than it needs in any month, the Trust may make the excess collections and other income available to other series or subseries so that those series or subseries may make their payments. If Series 2005-A does not have enough collections and other income in any month, the Trust may use excess collections and other income, including interchange, available from other series or subseries to make payments for Series 2005-A.

   Discover Bank, in its capacity as "Seller" under the Pooling and Servicing Agreement, may from time to time direct the trustee to issue new series of certificates, or increase the size of series by issuing additional certificates, subject to certain requirements, including confirmation from rating agencies that such new issuance would not result in the reduction or downgrade of the ratings of any class of any series then outstanding.

   The net proceeds (after expenses) from the sale of the Increased Interest were paid to Discover Bank as Seller and depositor and added to its general funds.


   The approval of, or notification to, outstanding certificateholders of the Trust is not required in connection with a new issuance. In addition, Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates to be added to the Trust or convey interests in other credit card receivables pools to the Trust. In addition, Discover Bank will be required to designate additional credit card accounts to be added to the Trust if the aggregate amount of principal receivables in the Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for all series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates.


PART II OTHER INFORMATION

Item 9.        Exhibits

Exhibit No.       Description

99(a) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 1996-4.

99(b) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2000-4.

99(c) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2000-7.

99(d) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2001-1.

99(e) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2002-2.

99(f) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2002-3.

99(g) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2003-1, Subseries 3.

99(h) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2003-2.

99(i) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2003-3.

99(j) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2003-4, Subseries 1.

99(k) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2003-4, Subseries 2.

99(l) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2004-1.

99(m) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2004-2, Subseries 1.

99(n) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2004-2, Subseries 2.

99(o) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2005-1.

99(p) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2005-2.

99(q) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2005-3.

99(r) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2005-4, Subseries 1.

99(s) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2005-4, Subseries 2.

99(t) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2006-1, Subseries 1.

99(u) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2006-1, Subseries 2.

99(v) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2006-2, Subseries 1.

99(w) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2006-2, Subseries 2.

99(x) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2006-2, Subseries 3.

99(y) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2006-3.

99(z) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2007-1.

99(aa) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2007-2.



                                  SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    DISCOVER BANK
                                    (Depositor)

                                    /s/ Michael F. Rickert

     Date: May 15, 2007             Michael F. Rickert
                                    Vice President, Chief Financial Officer
                                    and Treasurer










                     EXHIBIT INDEX

 Exhibit No.         Description


 99(a) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 1996-4.


 99(b) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2000-4.


 99(c) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2000-7.


 99(d) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2001-1.


 99(e) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2002-2.


 99(f) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2002-3.


 99(g) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2003-1, Subseries 3.


 99(h) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2003-2.


 99(i) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2003-3.


 99(j) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2003-4, Subseries 1.


 99(k) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2003-4, Subseries 2.


 99(l) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2004-1.


 99(m) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2004-2, Subseries 1.


 99(n) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2004-2, Subseries 2.


 99(o) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2005-1.


 99(p) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2005-2.


 99(q) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2005-3.


 99(r) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2005-4, Subseries 1.


 99(s) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2005-4, Subseries 2.


 99(t) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2006-1, Subseries 1.


 99(u) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2006-1, Subseries 2.


 99(v) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2006-2, Subseries 1.


 99(w) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2006-2, Subseries 2.


 99(x) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2006-2, Subseries 3.


 99(y) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2006-3.


 99(z) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2007-1.


 99(aa) Monthly Certificateholders' Statement, related to the month ending April 30, 2007, for Series 2007-2.